Listing Note	12 Months Ended
Dec. 31, 2015
Listing Note [Abstract]
Listing Note
Listing Note
In connection with the Listing, the Company, as the general partner of the OP, caused the OP, subject to the terms of the Second Amended and Restated Limited Partnership Agreement, to issue a note (the "Listing Note") to the Special Limited Partner, to evidence the OP’s obligation to distribute to the Special Limited Partner an aggregate amount (the "Listing Amount") equal to 15.0% of the difference (to the extent the result is a positive number) between:

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the sum of (i) the "market value" (as defined in the Listing Note) of all of the Company’s outstanding shares of Common Stock plus (ii) the sum of all distributions or dividends (from any source) paid by the Company to its stockholders prior to the Listing; and

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the sum of (i) the total amount raised in the Company’s IPO and its DRIP prior to the Listing ("Gross Proceeds") plus (ii) the total amount of cash that, if distributed to those stockholders who purchased shares in the IPO and under the DRIP, would have provided those stockholders a 6.0% cumulative, non-compounded, pre-tax annual return (based on a 365-day year) on the Gross Proceeds.

The market value used to calculate the Listing Amount will not be determinable until the end of a measurement period of 30 consecutive trading days, commencing on the 180th calendar day following the Listing, unless another liquidity event, such as a merger, occurs prior to the end of the measurement period. If another liquidity event occurs prior to the end of the measurement period, the Listing Note provides for appropriate adjustment to the calculation of the Listing Amount. The Special Limited Partner will have the right to receive distributions of Net Sales Proceeds, as defined in the Listing Note, until the Listing Note is paid in full; provided that, the Special Limited Partner has the right, but not the obligation, to convert the entire special limited partner interest into OP Units. Those OP Units would be convertible for the cash value of a corresponding number of shares of Common Stock or a corresponding number of shares of Common Stock, at the Company's option, in accordance with the terms contained in the Second Amended and Restated Limited Partnership Agreement.
Until the amount of the Listing Note can be determined, the Listing Note is considered a liability which is marked to fair value at each reporting date, with changes in the fair value recorded in the consolidated statements of operations. The Listing Note fair value at issuance and as of December 31, 2015 was determined using a Monte Carlo simulation, which uses a combination of observable and unobservable inputs. As of December 31, 2015, the Listing Note had a fair value of zero (see Note 6 — Fair Value of Financial Instruments). The final fair value of the Listing Note on maturity at January 23, 2016 was determined to be zero as well.